Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue by type, collaboration partner, and product under agreements.

(DKK million)	2024	2023	2022

Revenue by type:
Royalties	17,352	13,705	11,582
Reimbursement revenue	996	864	818
Milestone revenue	1,000	1,177	1,767
Collaboration revenue	433	307	332
Net product sales	1,743	421	-
License revenue	2	-	6

Total	21,526	16,474	14,505

Revenue by collaboration partner:
Janssen	14,422	11,949	10,530
AbbVie	394	732	1,174
Roche	741	704	796
Novartis	2,822	1,511	815
BioNTech	869	784	708
Pfizer[1]	533	373	413
Other	2	-	69

Total[2]	19,783	16,053	14,505

Royalties by product:
DARZALEX	13,922	11,265	9,966
Kesimpta	2,222	1,494	779
TEPEZZA	737	704	796
Other[3]	471	242	41

Total	17,352	13,705	11,582

[1]Pzifer acquired Seagen in December 2023

[2] Excludes Genmab’s Net product sales

[3]Other consists of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY

Parent Company | Reportable Legal Entities
Revenue
Schedule of revenue by type, collaboration partner, and product under agreements.

(DKK million)	2024	2023

Revenue by type:
Royalties	17,352	13,705
Reimbursement revenue - External	996	864
Reimbursement revenue - Intercompany	1,140	937
Milestone revenue	1,000	1,177
Collaboration revenue	433	307
License revenue	2	-
Net product sales - Intercompany	1,244	136

Total	22,167	17,126

Revenue by collaboration partner:
Janssen	14,422	11,949
AbbVie	394	732
Roche	741	704
Novartis	2,822	1,511
BioNTech	869	784
Pfizer[1]	533	373
Other	2	-

Total[2]	19,783	16,053

Royalties by product:
DARZALEX	13,922	11,265
Kesimpta	2,222	1,494
TEPEZZA	737	704
Other[3]	471	242

Total	17,352	13,705

[1]Pzifer acquired Seagen in December 2023

[2] Excludes Genmab’s intercompany revenue

[3]Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY